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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2011

Date of reporting period:       March 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 88.2%	Shares	Value
AEROSPACE & DEFENSE - 2.4%
Ducommun, Inc.	226,502	$5,413,398

AIRLINES - 2.5%
SkyWest, Inc.	330,200	5,583,682

AUTO COMPONENTS - 2.1%
Spartan Motors, Inc.	708,700	4,854,595

BANKS - 0.5%
Suffolk Bancorp	50,140	1,047,926

BUILDING PRODUCTS - AIR & HEATING - 2.8%
AAON, Inc.	191,018	6,269,211

CHEMICALS - 1.5%
KMG Chemicals, Inc.	169,281	3,324,679

COMMERCIAL BANKS - 1.6%
City Holding Co.	101,385	3,574,835

COMMERCIAL PRINTING - 2.5%
Ennis, Inc.	328,078	5,587,168

COMMUNICATIONS EQUIPMENT - 2.7%
InterDigital, Inc.	131,000	6,247,390

COMPUTERS & PERIPHERALS - 1.8%
Stratasys, Inc.+	85,000	3,987,350

CONSTRUCTION & ENGINEERING - 2.5%
Granite Construction, Inc.	202,000	5,676,200

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.4%
Advanced Energy Industries, Inc.+	396,700	6,486,045
Encore Wire Corp.	239,284	5,814,601
Plexus Corp.+	192,000	6,727,680
		19,028,326

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
ELECTRONICS - 2.5%
Methode Electronics, Inc.	469,487	$5,671,403

ENVIRONMENTAL CONTROL - 2.4%
US Ecology, Inc.	312,835	5,443,329

FOOD - 5.3%
Chiquita Brands International, Inc.+	396,800	6,086,912
Sanderson Farms, Inc.	131,000	6,014,210
		12,101,122
GAS UTILITIES - 2.1%
Laclede Group, Inc. (The)	128,312	4,888,687

HEALTH CARE PROVIDERS & SERVICES - 1.7%
LifePoint Hospitals, Inc.+	95,500	3,837,190

HOME FURNISHINGS - 2.2%
Hooker Furniture Corp.	425,446	5,088,334

INFORMATION SERVICES - 3.2%
Fair Isaac Corp.	227,500	7,191,275

INSURANCE - 7.0%
American Equity Investment Life Holding Co.	411,940	5,404,653
Hallmark Financial Services, Inc.+	602,230	5,034,643
Horace Mann Educators Corp.	323,950	5,442,360
		15,881,656
INTERNET SOFTWARE & SERVICES - 4.1%
VASCO Data Security International, Inc.+	678,665	9,311,284

MACHINERY - 4.7%
Graham Corp.	303,114	7,256,549
Tennant Co.	80,324	3,376,821
		10,633,370
MISCELLANEOUS MANUFACTURING - 2.8%
Sturm, Ruger & Co., Inc.	280,200	6,436,194

OFFICE FURNITURE PRODUCTS - 2.4%
Knoll, Inc.	265,000	5,554,400

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
OIL & GAS - EXPLORATION & PRODUCTION - 2.6%
VAALCO Energy, Inc.+	772,900	$5,997,704

OIL & GAS SERVICES - 4.3%
Gulf Island Fabrication, Inc.	174,563	5,608,709
Newpark Resources, Inc.+	544,850	4,282,521
		9,891,230
RETAIL - 4.0%
Genesco, Inc.+	64,200	2,580,840
Jos. A. Bank Clothiers, Inc.+	129,000	6,557,070
		9,137,910
SEMICONDUCTORS - 2.9%
Rudolph Technologies, Inc.+	609,350	6,660,196

THRIFTS & MORTGAGE FINANCE - 2.7%
Dime Community Bancshares, Inc.	420,250	6,194,485

TOTAL COMMON STOCKS (Cost $149,439,244)		$200,514,529

REPURCHASE AGREEMENTS - 2.9%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 03/31/11, due 04/01/11, repurchase proceeds: $6,599,412 (Cost $6,599,410)#	$6,599,410	$6,599,410

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%*	11,044,219	$11,044,219
Fidelity Institutional Money Market Portfolio - Select Class, 0.16%*	11,044,220	11,044,220
TOTAL MONEY MARKET FUNDS (Cost $22,088,439)		$22,088,439

TOTAL INVESTMENTS AT VALUE - 100.8% (Cost $178,127,093)		$229,202,378

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)		(1,848,067)

NET ASSETS - 100.0%		$227,354,311

+	Non-income producing security.
#
Repurchase agreement is fully collateralized by $3,393,383 FGCI #G1140, 4.00%, due 08/01/18, $1,458,858 FHARM #1B2502, 2.842%, due 10/01/34, $1,168,421 FHR #3063, 1.665%, due 11/15/35 and $578,748 FHR #3448, 1.205%, due 05/15/38. The aggregate market value of the collateral at March 31, 2011 was $6,731,175.

*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2011.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 27.9%	Shares	Value
BANKS - 0.4%
New York Community Bancorp, Inc.	300,000	$5,178,000

BUILDING PRODUCTS - AIR & HEATING - 0.1%
AAON, Inc.	58,459	1,918,624

COMMERCIAL PRINTING - 2.0%
Ennis, Inc.	1,556,902	26,514,041

CONSTRUCTION MATERIALS - 1.3%
Eagle Materials, Inc.	571,290	17,287,236

DIVERSIFIED FINANCIAL SERVICES - 1.1%
JPMorgan Chase & Co.	323,000	14,890,300

ELECTRIC UTILITIES - 1.6%
Exelon Corp.	525,000	21,651,000

ELECTRONICS - 1.1%
Methode Electronics, Inc.	1,204,248	14,547,316

ENERGY EQUIPMENT & SERVICES - 1.0%
Tidewater, Inc.	220,000	13,167,000

ENVIRONMENTAL CONTROL - 1.1%
US Ecology, Inc.	874,596	15,217,970

FOOD - WHOLESALE - 1.0%
SYSCO Corp.	486,000	13,462,200

GAS UTILITIES - 1.1%
Laclede Group, Inc. (The)	372,900	14,207,490

HEALTH CARE - PRODUCTS - 1.0%
Johnson & Johnson	235,000	13,923,750

HOUSEHOLD PRODUCTS - 1.3%
Kimberly-Clark Corp.	255,000	16,643,850

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.9% (Continued)	Shares	Value
INSURANCE - 2.7%
Chubb Corp. (The)	250,000	$15,327,500
HCC Insurance Holdings, Inc.	656,184	20,545,121
		35,872,621
MACHINERY - 0.6%
Met-Pro Corp.	660,900	7,864,710

METAL - ALUMINUM - 0.7%
Alcoa, Inc.	510,000	9,001,500

MISCELLANEOUS MANUFACTURING - 0.9%
3M Co.	134,000	12,529,000

PHARMACEUTICALS - 3.5%
AstraZeneca PLC - ADR	275,000	12,683,000
GlaxoSmithKline PLC - ADR	425,000	16,324,250
Pfizer, Inc.	830,000	16,857,300
		45,864,550
PROFESSIONAL SERVICES - 1.1%
Dun & Bradstreet Corp. (The)	175,000	14,042,000

SEMICONDUCTORS - 1.4%
Intel Corp.	893,000	18,011,810

SOFTWARE - 1.2%
Microsoft Corp.	625,000	15,850,000

SPECIALTY RETAIL - 1.7%
Chico's FAS, Inc.	1,475,134	21,979,497

TOTAL COMMON STOCKS (Cost $312,070,092)		$369,624,465

PREFERRED STOCKS - 1.6%	Shares	Value
BANKS - 0.6%
Wells Fargo Capital IV	212,384	$5,375,970
Wells Fargo Capital IX	82,584	2,049,735
		7,425,705
DIVERSIFIED FINANCIAL SERVICES - 0.3%
JPMorgan Chase Capital XII	147,705	3,742,845

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.6% (Continued)	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.7%
Health Care REIT, Inc. - Series D	177,286	$4,494,200
Public Storage - Series F	222,597	5,498,146
		9,992,346

TOTAL PREFERRED STOCKS (Cost $19,937,192)		$21,160,896

CORPORATE BONDS - 45.0%	Par Value	Value
AEROSPACE & DEFENSE - 3.7%
Alliant Techsystems, Inc., 2.75%, due 09/15/11 CV	$33,340,000	$33,590,050
Ceradyne, Inc., 2.875%, due 12/15/35 CV	9,472,000	9,483,840
L-3 Communications Holdings, Inc., 6.375%, due 10/15/15	5,000,000	5,150,000
Orbital Sciences Corp., 2.437%, due 01/15/27 CV	680,000	723,350
		48,947,240
COMMERCIAL SERVICES & SUPPLIES - 0.2%
WESCO Distribution, Inc., 7.50%, due 10/15/17	2,481,000	2,549,228

COMPUTERS & PERIPHERALS - 2.7%
SanDisk Corp., 1.00%, due 05/15/13 CV	36,673,000	35,985,381

CORRECTIONAL FACILITIES - 2.8%
Corrections Corp. of America, 6.25%, due 03/15/13	36,576,000	36,576,000

ELECTRIC UTILITIES - 0.4%
Constellation Energy Group, Inc., 4.55%, due 06/15/15	4,862,000	5,053,359

ENERGY EQUIPMENT & SERVICES - 2.8%
Transocean Ltd., 1.50%, due 12/15/37	37,500,000	36,890,625

FOOD - 1.2%
Chiquita Brands International, Inc., 7.50%, due 11/01/14	12,475,000	12,646,531
Chiquita Brands International, Inc., 8.875%, due 12/01/15	3,625,000	3,733,750
		16,380,281

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.0% (Continued)	Par Value	Value
HEALTH CARE PROVIDERS & SERVICES - 6.5%
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	$3,050,000	$3,111,000
Humana, Inc., 6.30%, due 08/01/18	11,221,000	12,098,976
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	24,644,000	25,475,735
Omnicare, Inc., 6.125%, due 06/01/13	8,517,000	8,548,939
Omnicare, Inc., 3.25%, due 12/15/35 CV	32,310,000	29,967,525
Owens & Minor, Inc., 6.35%, due 04/15/16	6,931,000	7,111,164
		86,313,339
HOTELS, RESTAURANTS & LEISURE - 0.2%
Choice Hotels International, Inc., 5.70%, due 08/28/20	2,800,000	2,769,805

HOUSEHOLD DURABLES - 3.2%
D.R. Horton, Inc., 5.375%, due 06/15/12	9,025,000	9,025,000
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,120,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,135,000
D.R. Horton, Inc., 5.25%, due 02/15/15	17,690,000	17,955,350
D.R. Horton, Inc., 5.625%, due 01/15/16	5,573,000	5,642,663
D.R. Horton, Inc., 6.50%, due 04/15/16	4,000,000	4,180,000
		42,058,013
INDUSTRIAL CONGLOMERATES - 0.4%
Carlisle Cos., Inc., 5.125%, due 12/15/20	4,955,000	4,907,977

INFORMATION SERVICES - 0.4%
Equifax, Inc., 6.90%, due 07/01/28	2,070,000	2,168,979
Equifax, Inc., 7.00%, due 07/01/37	2,665,000	2,840,983
		5,009,962
INSURANCE - 3.2%
American Equity Investment Life Holding Co., 5.25%, due 12/06/24 CV	21,690,000	23,533,650
Horace Mann Educators Corp., 6.85%, due 04/15/16	13,000,000	13,975,611
Provident Cos., Inc., 7.25%, due 03/15/28	3,176,000	3,305,924
Unum Group, 6.75%, due 12/15/28	1,160,000	1,117,262
		41,932,447
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Smith & Wesson Holding Co., 4.00%, due 12/15/26 CV	8,000,000	8,040,000

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.0% (Continued)	Par Value	Value
MACHINERY - 2.4%
Gardner Denver, Inc., 8.00%, due 05/01/13	$16,045,000	$16,165,338
Westinghouse Air Brake Technologies Corp., 6.875%, due 07/31/13	14,597,000	15,180,880
		31,346,218
MEDIA - 0.6%
Scholastic Corp., 5.00%, due 04/15/13	7,750,000	7,837,187

MEDICAL SUPPLIES - 1.3%
NuVasive, Inc., 2.25%, due 03/15/13	17,025,000	16,705,781

METAL - ALUMINUM - 1.0%
Alcoa, Inc., 5.87%, due 02/23/22	5,349,000	5,473,883
Alcoa, Inc., 5.90%, due 02/01/27	5,000,000	4,919,325
Alcoa, Inc., 5.95%, due 02/01/37	3,000,000	2,830,206
		13,223,414
METAL PRODUCTS - 0.9%
Valmont Industries, Inc., 6.875%, due 05/01/14	12,400,000	12,648,000

PERSONAL SERVICES - 1.0%
Hillenbrand, Inc., 5.50%, due 07/15/20	1,000,000	991,322
Service Corp. International, 7.375%, due 10/01/14	3,000,000	3,292,500
Service Corp. International, 6.75%, due 04/01/15	9,015,000	9,600,975
		13,884,797
PHARMACEUTICALS - 0.7%
Hospira, Inc., 5.60%, due 09/15/40	10,500,000	10,033,863

REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.1%
Health Care REIT, Inc., 4.70%, due 09/15/17	5,000,000	5,014,530
Health Care REIT, Inc., 4.95%, due 01/15/21	10,320,000	9,930,926
		14,945,456
RETAIL - 3.6%
Home Depot, Inc. (The), 5.875%, due 12/16/36	21,059,000	20,932,520
Wal-Mart Stores, Inc., 5.25%, due 09/01/35	17,235,000	16,848,315
Woolworth Corp., 8.50%, due 01/15/22	10,000,000	10,162,500
		47,943,335

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 45.0% (Continued)	Par Value	Value
SPECIALTY RETAIL - 1.4%
Payless Shoes Corp., 8.25%, due 08/01/13	$17,766,000	$18,076,905

TELECOMMUNICATIONS - 0.2%
Ameritech Capital Funding Corp., 6.875%, due 10/15/27	2,000,000	2,130,372

TELECOMMUNICATIONS EQUIPMENT - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	1,282,000	1,293,217

TOYS/GAMES/HOBBIES - 2.4%
Hasbro, Inc., 6.60%, due 07/15/28	7,270,000	7,582,668
Hasbro, Inc., 6.35%, due 03/15/40	5,000,000	5,012,955
Mattel, Inc., 6.20%, due 10/01/40	20,041,000	19,564,105
		32,159,728

TOTAL CORPORATE BONDS (Cost $566,038,131)		$595,641,930

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.6%	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.6%
1.25%, due 02/27/14 (Cost $34,866,274)	$35,000,000	$34,721,085

REPURCHASE AGREEMENTS - 10.3%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 03/31/11, due 04/01/11, repurchase proceeds: $136,686,660 (Cost $136,686,623)#	$136,686,623	$136,686,623

COMMERCIAL PAPER - 2.9%	Par Value	Value
Sears, Roebuck & Co., 0.75%, due 04/04/11 (Cost $37,997,625)	$38,000,000	$37,997,625

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%*	64,651,473	$64,651,473
Fidelity Institutional Money Market Portfolio - Select Class, 0.16%*	64,651,473	64,651,473
TOTAL MONEY MARKET FUNDS (Cost $129,302,946)		$129,302,946

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $1,236,898,883)	$1,325,135,570

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(950,384)

NET ASSETS - 100.0%	$1,324,185,186

ADR	- American Depositary Receipt.
CV	- Convertible Security.

#
Repurchase agreement is fully collateralized by $80,956,616 FGCI E99430, 4.50%, due 09/01/18, $37,690,432 FGCI E01424, 4.00%, due 08/01/08 and $18,039,576 FNCI, Pool #739797, 4.00%, due 09/01/18. The aggregate market value of the collateral at March 31, 2011 was $139,412,358.

*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2011.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
AEROSPACE & DEFENSE - 3.1%
L-3 Communications Holdings, Inc.	4,250	$332,817

BANKS - 5.7%
New York Community Bancorp, Inc.	15,725	271,414
Wells Fargo & Co.	11,000	348,700
		620,114
COMPUTERS & PERIPHERALS - 8.5%
Dell, Inc.+	23,775	344,737
Hewlett-Packard Co.	4,725	193,583
International Business Machines Corp.	2,350	383,215
		921,535
CONSTRUCTION & ENGINEERING - 3.6%
Jacobs Engineering Group, Inc.+	7,625	392,154

DIVERSIFIED FINANCIAL SERVICES - 3.4%
JPMorgan Chase & Co.	7,900	364,190

ENERGY EQUIPMENT & SERVICES - 2.9%
Tidewater, Inc.	5,275	315,709

FOOD - 2.2%
ConAgra Foods, Inc.	10,200	242,250

FOOD - WHOLESALE - 2.6%
SYSCO Corp.	10,050	278,385

HEALTH CARE - PRODUCTS - 2.7%
Johnson & Johnson	4,850	287,363

HOUSEHOLD PRODUCTS - 3.1%
Kimberly-Clark Corp.	5,075	331,245

INSURANCE - 9.9%
Chubb Corp. (The)	5,600	343,336
HCC Insurance Holdings, Inc.	12,275	384,330
Unum Group	13,125	344,531
		1,072,197

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
LEISURE GOODS - 3.5%
Thor Industries, Inc.	11,350	$378,750

MEDIA - 1.6%
Walt Disney Co. (The)	4,000	172,360

METAL - ALUMINUM - 3.1%
Alcoa, Inc.	19,225	339,321

MISCELLANEOUS MANUFACTURING - 2.5%
3M Co.	2,900	271,150

OIL & GAS - 3.9%
Chevron Corp.	3,900	418,977

PHARMACEUTICALS - 10.3%
Abbott Laboratories	6,400	313,920
AstraZeneca PLC - ADR	2,375	109,535
GlaxoSmithKline PLC - ADR	7,775	298,638
Pfizer, Inc.	19,100	387,921
		1,110,014
PROFESSIONAL SERVICES - 2.6%
Dun & Bradstreet Corp. (The)	3,525	282,846

RETAIL - 2.3%
Best Buy Co., Inc.	8,850	254,172

SEMICONDUCTORS - 2.9%
Intel Corp.	15,375	310,114

SOFTWARE - 2.6%
Microsoft Corp.	11,000	278,960

SPECIALTY RETAIL - 13.6%
Aéropostale, Inc.+	13,775	335,008
Chico's FAS, Inc.	31,475	468,977
Gap, Inc. (The)	14,250	322,905

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
SPECIALTY RETAIL - 13.6% (Continued)
Lowe's Cos., Inc.	13,225	$349,537
		1,476,427

TOTAL COMMON STOCKS (Cost $9,001,828)		$10,451,050

MONEY MARKET FUNDS - 3.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%*	173,125	$173,125
Fidelity Institutional Money Market Portfolio - Select Class, 0.16%*	173,124	173,124
TOTAL MONEY MARKET FUNDS (Cost $346,249)		$346,249

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $9,348,077)		$10,797,299

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		20,805

NET ASSETS - 100.0%		$10,818,104

ADR	- American Depositary Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2011.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (Unaudited)

1.   Securities Valuation

Securities of The Berwyn Funds (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2011 by security type:

Berwyn Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$200,514,529	$-	$-	$200,514,529
Repurchase Agreements	-	6,599,410	-	6,599,410
MoneyMarket Funds	22,088,439		-	22,088,439
Total	$222,602,968	$6,599,410	$-	$229,202,378

Berwyn Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$369,624,465	$-	$-	$369,624,465
Preferred Stocks	21,160,896	-	-	21,160,896
Corporate Bonds	-	595,641,930	-	595,641,930
U.S. Government &
Agency Obligations	-	34,721,085	-	34,721,085
Repurchase Agreements	-	136,686,623	-	136,686,623
Commercial Paper	-	37,997,625	-	37,997,625
MoneyMarket Funds	129,302,946	-	-	129,302,946
Total	$520,088,307	$805,047,263	$-	$1,325,135,570

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Berwyn Cornerstone Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$10,451,050	$-	$-	$10,451,050
MoneyMarket Funds	346,249		-	346,249
Total	$10,797,299	$-	$-	$10,797,299

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  During the quarter ended March 31, 2011, the Funds did not have any significant transfer in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of March 31, 2011.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2011:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of portfolio investments	$180,775,925	$1,237,915,427	$9,391,684
Gross unrealized appreciation	$53,048,095	$90,092,722	$1,679,455
Gross unrealized depreciation	(4,621,642)	(2,872,579)	(273,840)
Net unrealized appreciation	$48,426,453	$87,220,143	$1,405,615

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 6, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 6, 2011

* Print the name and title of each signing officer under his or her signature.